Unaudited Condensed Consolidated Statement of Changes in Equity - USD ($) $ in Thousands	Total		Share capital	Other contributed capital	Currency translation reserve	Accumulated deficit
Beginning balance at Dec. 31, 2022	$ 88,189		$ (21,165)	$ (3,584,232)	$ 15,773	$ 3,677,813
Net loss	340,830	[1]				340,830
Other comprehensive loss	27,658				27,658
Total comprehensive loss	368,488				27,658	340,830
Equity-settled share-based payment	2,658		2	2,656
Ending balance at Jun. 30, 2023	(454,019)		(21,167)	(3,586,888)	43,431	4,018,643
Beginning balance at Dec. 31, 2023	(1,262,299)		(21,168)	(3,615,187)	26,010	4,872,644
Net loss	539,485					539,485
Other comprehensive loss	23,823				23,823
Total comprehensive loss	563,308				23,823	539,485
Equity-settled share-based payment	6,075		1	6,074
Ending balance at Jun. 30, 2024	$ (1,819,532)		$ (21,169)	$ (3,621,261)	$ 49,833	$ 5,412,129

[1]	1 - Refer to Note 18 - Restatement of prior period financial statements for reconciliations between originally reported and as revised amounts.